Contents of Significant Accounts - Short-Term Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015
Disclosure of detailed information about borrowings [Line Items]
Short-term loans	$ 858,487	$ 25,445,540	$ 20,550,801
Bottom of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates applied	0.00%	0.00%	0.51%	0.61%
Top of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates applied	4.35%	4.35%	4.60%	4.85%
Unsecured bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Short-term loans		$ 19,159,298	$ 20,550,801
Unsecured other loans [member]
Disclosure of detailed information about borrowings [Line Items]
Short-term loans		$ 6,286,242	$ 0